Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Barclays Group
Half year ended 30.06.23	£m	£m	£m	£m
Total income	3,922	9,722	(122)	13,522
Operating costs	(2,182)	(5,703)	(145)	(8,030)
Litigation and conduct	3	(30)	(5)	(32)
Total operating expenses	(2,179)	(5,733)	(150)	(8,062)
Other net income/(expenses)[1]	—	9	(11)	(2)
Profit/(loss) before impairment	1,743	3,998	(283)	5,458
Credit impairment charges	(208)	(679)	(9)	(896)
Profit/(loss) before tax	1,535	3,319	(292)	4,562

As at 30.06.23	£bn	£bn	£bn	£bn
Total assets	304.8	1,226.4	18.5	1,549.7
Total liabilities	276.9	1,142.4	61.9	1,481.2

	Barclays UK	Barclays International	Head Office	Barclays Group
Half year ended 30.06.22	£m	£m	£m	£m
Total income	3,373	9,940	(109)	13,204
Operating costs	(2,083)	(5,042)	(145)	(7,270)
Litigation and conduct	(25)	(1,832)	—	(1,857)
Total operating expenses	(2,108)	(6,874)	(145)	(9,127)
Other net income/(expenses)[1]	—	13	(16)	(3)
Profit/(loss) before impairment	1,265	3,079	(270)	4,074
Credit impairment (charges)/releases	(48)	(310)	17	(341)
Profit/(loss) before tax	1,217	2,769	(253)	3,733

As at 31.12.22	£bn	£bn	£bn	£bn
Total assets	313.2	1,181.3	19.2	1,513.7
Total liabilities	287.3	1,093.9	63.2	1,444.4
1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region

Split of income by geographic region[1]
	Half year ended 30.06.23	Half year ended 30.06.22
	£m	£m
United Kingdom	7,312	7,972
Europe	1,265	1,311
Americas	4,187	3,200
Africa and Middle East	42	31
Asia	716	690
Total	13,522	13,204
1The geographical analysis is based on the location of the office where the transactions are recorded.